Stock Options (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Options
Balance, Outstanding	5,003,000	4,800,000
Expired/Cancelled	(4,483,000)	(1,415,000)
Exercised	(220,000)	(430,000)
Granted	4,848,000	2,048,000
Balance, Outstanding	5,148,000	5,003,000
Balance, Exercisable	4,262,000
Weighted Average Exercise Price
Balance, Outstanding	$ 0.71	$ 0.71
Expired/Cancelled	0.98	0.66
Exercise Price	0.14	0.15
Granted	0.39	1.00
Balance, Outstanding	0.37	$ 0.71
Balance, Exercisable	$ 0.34
Weighted Average Remaining Contractual Term, Outstanding (Years)	4 years 3 months 18 days
Weighted Average Remaining Contractual Term, Exercisable (Years)	4 years 3 months 14 days
Aggregate Intrinsic Value, Outstanding	$ 140,634
Aggregate Intrinsic Value, Exercisable	$ 136,853